Derivative financial instruments - Commodity derivatives (Details) £ in Millions, number in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£) GW / mo GW / h MMBTU	Mar. 31, 2019 GBP (£) GW / mo GW / h MMBTU
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 1,342	£ 1,153
Derivative liabilities	(1,334)	(1,183)
Total	8	(30)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	75	101
Derivative liabilities	(200)	(99)
Total	(125)	2
Forward purchases of gas
Disclosure of detailed information about financial instruments [line items]
Derivative assets	64	66
Derivative liabilities	(108)	(78)
Total	£ (44)	£ (12)
Derivative non-monetary notional amount | MMBTU	102	52
Derivative term	4 years	2 years
Derivative contractual amount	128	108
Electricity capacity
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount | GW / mo	0	0
Electricity swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 4	£ 29
Derivative liabilities	(83)	(19)
Total	£ (79)	£ 10
Derivative non-monetary notional amount | GW / h	12,836	12,848
Electricity options
Disclosure of detailed information about financial instruments [line items]
Derivative non-monetary notional amount | GW / h	0	10,444
Gas swaps
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 7	£ 5
Derivative liabilities	(8)	(1)
Total	£ (1)	£ 4
Derivative non-monetary notional amount | MMBTU	89	87
Gas options
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 0	£ 1
Derivative liabilities	(1)	(1)
Total	£ (1)	£ 0
Derivative non-monetary notional amount | MMBTU	26	34
Less than 1 year | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 31	£ 52
Derivative liabilities	(126)	(68)
Total	(95)	(16)
Over 12 months | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	44	49
Derivative liabilities	(74)	(31)
Total	(30)	18
In 1 to 2 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	8	14
Derivative liabilities	(35)	(9)
Total	(27)	5
In 2 to 3 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	9	9
Derivative liabilities	(24)	(8)
Total	(15)	1
In 3 to 4 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	8	6
Derivative liabilities	(12)	(4)
Total	(4)	2
In 4 to 5 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	7	6
Derivative liabilities	(1)	(4)
Total	6	2
More than 5 years | Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	12	14
Derivative liabilities	(2)	(6)
Total	£ 10	£ 8